Pension Plans (Funded Status of Defined Benefit Pension Plans) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Japan
Change in benefit obligation:
Benefit obligation at beginning of year	¥ 114,556	¥ 110,467
Service cost	6,058	5,831	¥ 5,879
Interest cost	791	698	585
Actuarial loss (income)	(3,977)	(1,550)
Plan participant's contributions	0	0
Benefits paid	(4,776)	(4,379)
Business combinations	0	3,087
Plan amendments	(1,642)	402
Foreign currency exchange rate change	0	0
Benefit obligation at end of year	111,010	114,556	110,467
Change in plan assets:
Fair value of plan assets at beginning of year	134,392	122,780
Actual return on plan assets	2,819	11,301
Employer contribution	3,909	3,876
Plan participant's contributions	0	0
Benefits paid	(3,803)	(3,565)
Foreign currency exchange rate change	0	0
Fair value of plan assets at end of year	137,317	134,392	122,780
The funded status of the plans	26,307	19,836
Amount recognized in the consolidated balance sheets consists of:
Prepaid benefit cost included in other assets	40,118	34,940
Accrued benefit liability included in other liabilities	(13,811)	(15,104)
Net amount recognized	26,307	19,836
Overseas plans
Change in benefit obligation:
Benefit obligation at beginning of year	128,573	103,616
Service cost	3,947	3,288	3,566
Interest cost	1,329	1,711	1,634
Actuarial loss (income)	(18,503)	12,550
Plan participant's contributions	295	0
Benefits paid	(1,552)	(2,013)
Business combinations	0	0
Plan amendments	254	121
Foreign currency exchange rate change	6,805	9,300
Benefit obligation at end of year	121,148	128,573	103,616
Change in plan assets:
Fair value of plan assets at beginning of year	119,858	96,994
Actual return on plan assets	(836)	13,913
Employer contribution	2,530	2,027
Plan participant's contributions	295	0
Benefits paid	(1,439)	(1,835)
Foreign currency exchange rate change	6,843	8,759
Fair value of plan assets at end of year	127,251	119,858	¥ 96,994
The funded status of the plans	6,103	(8,715)
Amount recognized in the consolidated balance sheets consists of:
Prepaid benefit cost included in other assets	7,753	28
Accrued benefit liability included in other liabilities	(1,650)	(8,743)
Net amount recognized	¥ 6,103	¥ (8,715)